Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEBT COMMITMENTS
Trade and other payables	$ 158.0	$ 171.6
Long-term debt	489.2	714.5
Interest payable on long-term debt	238.8	174.7
Total debt commitments	1,608.8	1,247.7
New Afton
DEBT COMMITMENTS
Non-current financial liabilities	541.8	0.0
Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	219.0	192.7
Accounts Payable excluding current portion of Gold Stream Obligation
DEBT COMMITMENTS
Trade and other payables	109.2	150.0
Principle of Long Term Debt
DEBT COMMITMENTS
Long-term debt	500.0	$ 730.3
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	109.2
Long-term debt	0.0
Interest payable on long-term debt	36.4
Total debt commitments	182.4
Less than 1 year | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	4.6
Less than 1 year | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	32.2
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	72.8
Total debt commitments	176.8
Between 1 and 3 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	36.9
Between 1 and 3 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	67.1
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	100.0
Interest payable on long-term debt	69.6
Total debt commitments	332.3
4-5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	98.9
4-5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	63.8
After 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	400.0
Interest payable on long-term debt	60.0
Total debt commitments	917.4
After 5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	401.5
After 5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	$ 55.9